     As filed with the Securities and Exchange Commission on July 10, 2000.

                                                              File No. 333-69439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

     Pre-Effective Amendment No.                                [ ]
                                 -----
     Post-Effective Amendment No.  4                            [X]
                                 -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 63                                           [X]
                  ----

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                          Christopher M. Grinnell, Esq.
                               Hartford Life, Inc.
                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:
       _____  immediately upon filing pursuant to paragraph (b) of Rule 485
       __X__  on July 17, 2000 pursuant to paragraph (b) of Rule 485
       _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       _____  on ___________, 2000 pursuant to paragraph (a)(1) of Rule 485
       _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(A)

       N-4 ITEM NO.                                PROSPECTUS HEADING
    -----------------------------------------------------------------
 1.    Cover Page                                  Hartford Life Insurance Company -
                                                   Putnam Capital Manager Trust Separate Account

 2.    Definitions                                 Glossary of Special Terms

 3.    Synopsis or Highlights                      Summary

 4.    Condensed Financial                         Yield Information
       Information

 5.    General Description of                      Hartford Life Insurance Company, The Separate
       Registrant                                  Account, The Fixed Accounts, and The Funds

 6.    Deductions                                  Contract Charges

 7.    General Description of                      The Contract, The Separate Account, The
       Annuity Contracts                           Fixed Accounts, and Surrenders

 8.    Annuity Period                              Settlement Provisions

 9.    Death Benefit                               Death Benefits

10.    Purchases and Contract Value                The Contract, and
                                                   Contract Value

11.    Redemptions                                 Surrenders

12.    Taxes                                       Federal Tax Considerations

13.    Legal Proceedings                           Legal Matters and Experts

14.    Table of Contents of the                    Table of Contents to
       Statement of Additional                     Statement of Additional
       Information                                 Information

15.    Cover Page                                  Part B; Statement of Additional
                                                   Information

16.    Table of Contents                           Table of Contents

17.    General Information and History             Summary



18.    Services                                    None

19.    Purchase of Securities                      Distribution of Contracts
       being Offered

20.    Underwriters                                Distribution of Contracts

21.    Calculation of Performance Data             Calculation of Yield and Return

22.    Annuity Payments                            Settlement Provisions

23.    Financial Statements                        Financial Statements

24.    Financial Statements and                    Financial Statements and
       Exhibits                                    Exhibits

25.    Directors and Officers of the               Directors and Officers of the
       Depositor                                   Depositor

26.    Persons Controlled by or Under              Persons Controlled by or Under
       Common Control with the                     Common Control with the Depositor
       Depositor or Registrant                     or Registrant

27.    Number of Contract Owners                   Number of Contract Owners

28.    Indemnification                             Indemnification

29.    Principal Underwriters                      Principal Underwriters

30.    Location of Accounts and                    Location of Accounts and Records
       Records

31.    Management Services                         Management Services

32.    Undertakings                                Undertakings

                                  PARTS A AND B

The Prospectuses and Statements of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 4, by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-69439), as filed on April 7, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated July 17, 2000 is included in Part A of this Post-Effective Amendment.

PUTNAM HARTFORD CAPITAL MANAGER
SERIES VI VARIABLE ANNUITY
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED JULY 17, 2000 TO THE PROSPECTUS
DATED MAY 1, 2000                                             [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Sub-Account and underlying Fund will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IA shares of Putnam VT Technology Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                            TOTAL FUND
                                                                                                             OPERATING
                                                                                             OTHER           EXPENSES
                                                                                           EXPENSES       (INCLUDING ANY
                                                                  MANAGEMENT FEES       (INCLUDING ANY    WAIVERS AND ANY
                                                              (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1)(2)                     0.41%                  0.49%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                   0.80%                  0.33%             1.13%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                    0.68%                  0.10%             0.78%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                           0.65%                  0.18%             0.83%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                               0.65%                  0.12%             0.77%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                         0.61%                  0.12%             0.73%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                     0.46%                  0.04%             0.50%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (1)                              0.70%                  0.20%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                       0.70%                  0.13%             0.83%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                            0.65%                  0.07%             0.72%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                                0.60%                  0.07%             0.67%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                  0.80%                  0.22%             1.02%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                       0.80%                  0.18%             0.98%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                       1.08%                  0.33%             1.41%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                             0.63%                  0.08%             0.71%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                          0.41%                  0.08%             0.49%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                     0.54%                  0.05%             0.59%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                             0.70%                  0.10%             0.80%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                             0.53%                  0.37%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (2)                                          0.54%                  0.31%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)                                   0.53%                  0.76%             1.29%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (1)                                        1.00%                  0.19%             1.19%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                           0.65%                  0.06%             0.71%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                 0.65%                  0.10%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                               0.53%                  0.04%             0.57%
-------------------------------------------------------------------------------------------------------------------------

(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000 and Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                            TOTAL ANNUAL
                                                                               OTHER       FUND OPERATING
                                                         MANAGEMENT FEES     EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                     0.65%            0.49%           1.14%
---------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                          0.70%            0.37%           1.07%
---------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                       0.65%            0.31%           0.96%
---------------------------------------------------------------------------------------------------------

(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

EXAMPLE

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $88        $138        N/A        N/A       $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $27        $83         N/A        N/A
---------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $90        $143        N/A        N/A       $28        $87         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $29        $88         N/A        N/A
-------------------------------------------------------------------------------------------

The following will be added to the "The Funds" section in alphabetical order:

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

HV-2596

PUTNAM HARTFORD ASSET MANAGER
VARIABLE ANNUITY
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED JULY 17, 2000 TO THE PROSPECTUS
DATED MAY 1, 2000                                             [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Sub-Account and underlying Fund will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IB shares of Putnam VT Technology Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                              TOTAL ANNUAL
                                                                              12B-1           OTHER          FUND OPERATING
                                                                               FEES         EXPENSES       EXPENSES (INCLUDING
                                                        MANAGEMENT FEES     (INCLUDING   (INCLUDING ANY      WAIVERS AND ANY
                                                      (INCLUDING WAIVERS)    WAIVERS)    REIMBURSEMENTS)   REIMBURSEMENTS)(1)
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund (2)                  0.85%             0.00%          1.14%               1.99%
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund (2)                0.70%             0.00%          0.45%               1.15%
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund (2)             0.80%             0.00%          0.85%               1.65%
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond Fund (2)          0.75%             0.00%          1.05%               1.80%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (3)(4)            0.41%             0.15%          0.49%               1.05%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                          0.80%             0.15%          0.33%               1.28%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                           0.68%             0.15%          0.10%               0.93%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                  0.65%             0.15%          0.18%               0.98%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                      0.65%             0.15%          0.12%               0.92%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                0.61%             0.15%          0.12%               0.88%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                            0.46%             0.15%          0.04%               0.65%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (3)                     0.70%             0.15%          0.20%               1.05%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                              0.70%             0.15%          0.13%               0.98%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                   0.65%             0.15%          0.07%               0.87%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                       0.60%             0.15%          0.07%               0.82%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                         0.80%             0.15%          0.22%               1.17%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund              0.80%             0.15%          0.18%               1.13%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund              1.08%             0.15%          0.33%               1.56%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                    0.63%             0.15%          0.08%               0.86%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                 0.41%             0.15%          0.08%               0.64%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                            0.54%             0.15%          0.05%               0.74%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                    0.70%             0.15%          0.10%               0.95%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (4)                    0.53%             0.15%          0.37%               1.05%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (4)                                 0.54%             0.15%          0.31%               1.00%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (5)                          0.53%             0.15%          0.76%               1.44%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (3)                               1.00%             0.15%          0.19%               1.34%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                  0.65%             0.15%          0.06%               0.86%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                        0.65%             0.15%          0.10%               0.90%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                      0.53%             0.15%          0.04%               0.72%
------------------------------------------------------------------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(1) Except as noted, expenses are based on the Fund's last fiscal year. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the Fund's prospectus for more information about 12b-1 fees payable under the Fund's distribution plan.
(2) Including management fee waivers and expense reimbursements, total fund operating expenses would have been:

                                                                                                     TOTAL FUND
                                                                                                      OPERATING
                                                            12B-1 DISTRIBUTION        OTHER           EXPENSES
                                          MANAGEMENT FEES    AND/OR SERVICING       EXPENSES       (INCLUDING ANY
                                          (INCLUDING ANY     FEES (INCLUDING     (INCLUDING ANY    WAIVERS AND ANY
                                             WAIVERS)        ANY WAIVERS)(1)     REIMBURSEMENTS)   REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund         0.85%              0.00%              0.15%             1.00%
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund       0.70%              0.00%              0.28%             0.98%
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return
  Fund                                         0.80%              0.00%              0.20%             1.00%
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable High Yield
  Bond Fund                                    0.75%              0.00%              0.25%             1.00%
------------------------------------------------------------------------------------------------------------------

(3) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000 and Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the Management Fees, 12b-1 Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Fund's first full fiscal year.
(4) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                                 TOTAL ANNUAL
                                                                                      OTHER     FUND OPERATING
                                                      MANAGEMENT FEES   12B-1 FEES   EXPENSES      EXPENSES
--------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                  0.65%          0.15%       0.49%         1.29%
--------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                       0.70%          0.15%       0.37%         1.22%
--------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                    0.65%          0.15%       0.31%         1.11%
--------------------------------------------------------------------------------------------------------------

(5) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

EXAMPLE

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $90        $143        N/A        N/A       $28        $87         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $29        $88         N/A        N/A
---------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $91        $147        N/A        N/A       $30        $92         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $30        $93         N/A        N/A
-------------------------------------------------------------------------------------------

The following will be added to the "The Funds" section in alphabetical order.

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

HV-2598

                                    PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2) Not applicable.

          (3) (a) Principal Underwriter Agreement.(2)

          (3) (b) Form of Dealer Agreement.(2)

          (4) Form of Individual Flexible Premium Variable Annuity Contract.(5)

          (5) Form of Application.(5)

          (6) (a) Articles of Incorporation of Hartford.(3)

          (6) (b) Bylaws of Hartford.(1)

          (7) Not applicable.

          (8) Form of Participation Agreement.(4)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

         (12) Not applicable.

--------

     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73566, dated May 1, 1995.

     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, dated May 1, 1996.

     (3) Incorporated by reference to Post-Effective Amendment No. 16, to the Registration Statement File No. 33-73566, filed on April 17, 1997.

     (4) Incorporated by reference to Post-Effective Amendment No. 17, to the Registration Statement File No. 33-73566, filed on April 15, 1998.

     (5) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69439, filed on December 22, 1999.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.

Item 25. Directors and Officers of the Depositor

-------------------------------------------------------------------------------
NAME                       POSITION WITH HARTFORD
-------------------------------------------------------------------------------
David A. Carlson           Vice President
-------------------------------------------------------------------------------
Peter W. Cummins           Senior Vice President
-------------------------------------------------------------------------------
Bruce W. Ferris            Vice President
-------------------------------------------------------------------------------
Timothy M. Fitch           Vice President and Actuary
-------------------------------------------------------------------------------
Mary Jane B. Fortin        Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
David T. Foy               Senior Vice President, Chief Financial Officer and
                           Treasurer, Director*
-------------------------------------------------------------------------------
Lynda Godkin               Senior Vice President, General Counsel and
                           Corporate Secretary, Director*
-------------------------------------------------------------------------------
Lois W. Grady              Senior Vice President
-------------------------------------------------------------------------------
Stephen T. Joyce           Senior Vice President
-------------------------------------------------------------------------------
Michael D. Keeler          Vice President
-------------------------------------------------------------------------------
Robert A. Kerzner          Senior Vice President
-------------------------------------------------------------------------------
Thomas M. Marra            President, Director*
-------------------------------------------------------------------------------
Deanne Osgood              Vice President
-------------------------------------------------------------------------------
Craig R. Raymond           Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Donald A. Salama           Vice President
-------------------------------------------------------------------------------
Lowndes A. Smith           Chief Executive Officer, Director*
-------------------------------------------------------------------------------
David M. Znamierowski      Senior Vice President and Chief Investment Officer,
                           Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant


          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of April 29, 2000, there were 244,472 Contract Owners.

Item 28.  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:
     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two (DC Variable
       Account I)
     Hartford Life Insurance Company - Separate Account Two (DC Variable
       Account II)
     Hartford Life Insurance Company - Separate Account Two (QP Variable
       Account)
     Hartford Life Insurance Company - Separate Account Two (Variable
       Account "A")
     Hartford Life Insurance Company - Separate Account Two (NQ Variable
       Account)
     Hartford Life Insurance Company - Putnam Capital Manager Trust Separate
       Account

     Hartford Life Insurance Company - Separate Account Three
     Hartford Life Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust
       Separate Account Two
     Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven
     Hart Life Insurance Company - Separate Account One
     Hart Life Insurance Company - Separate Account Two
     American Maturity Life Insurance Company - Separate Account AMLVA
     Servus Life Insurance Company - Separate Account One
     Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

        Name and Principal         Positions and Offices
        Business Address             With Underwriter
        ----------------             ----------------


     David A. Carlson            Vice President
     Peter W. Cummins            Senior Vice President
     David T. Foy                Treasurer
     Lynda Godkin                Senior Vice President, General Counsel and
                                 Corporate Secretary
     George R. Jay               Controller
     Robert A. Kerzner           Executive Vice President
     Thomas M. Marra             Executive Vice President, Director
     Paul E. Olson               Supervising Registered Principal
     Lowndes A. Smith            President and Chief Executive Officer, Director

     Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of July, 2000.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
      (Registrant)

By:    Thomas M. Marra                           *By: /s/ Marianne O'Doherty
       --------------------------------------         -------------------------
       Thomas M. Marra, President*                      Marianne O'Doherty
                                                        Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By:    Thomas M. Marra
       --------------------------------------
       Thomas M. Marra, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
         Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
         Counsel and Corporate Secretary, Director*
Thomas M. Marra, President,                        *By: /s/ Marianne O'Doherty
     Director*                                          -----------------------
Lowndes A. Smith, Chief                                 Marianne O'Doherty
         Executive Officer, Director*
Raymond P. Welnicki, Senior Vice President,             Dated: July 10, 2000
         Director*
Lizabeth H. Zlatkus, Executive Vice President,
         Director*
David M. Znamierowski, Senior Vice President and
         Chief Investment Officer, Director*

                                  EXHIBIT INDEX

     (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

     (15) Power of Attorney.

     (16) Organizational Chart.